Schedule of investment in associate and joint ventures (Details ) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018
Disclosure Of Associate And Joint Ventures [Line Items]
Cash consideration of investment	$ 13,427
Capitalized transaction costs	212
Truss - Investment in Associate
Disclosure Of Associate And Joint Ventures [Line Items]
Opening Balance	0	$ 0
Cash consideration of investment	11,476	0
Fair value of warrant consideration	42,386	0
Capitalized transaction costs	721	0
Share of net loss	(2,796)	0
Ending Balance	51,786	0
HEXOMed | Joint Ventures
Disclosure Of Associate And Joint Ventures [Line Items]
Opening Balance	0	0
Cash consideration of investment	1,106	0
Capitalized transaction costs	125	0
Share of net loss	(168)	0
Ending Balance	$ 1,063	$ 0